Consolidated statement of financial position (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A common stock [member]
Statement [LineItems]
Common stock, shares issued	33,998,654	33,861,872
Common stock, shares outstanding	30,995,120	31,421,265
Class B common stock [member]
Statement [LineItems]
Common stock, shares issued	10,938,125	10,938,125
Common stock, shares outstanding	10,938,125	10,938,125
Common stock, no par value	$ 0	$ 0